UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-22016

Exact name of registrant as specified in charter:	abrdn Global Premier Properties Fund

Address of principal executive offices:	1900 Market Street, Suite 200 Philadelphia, PA 19103

Name and address of agent for service:	Sharon Ferrari abrdn Inc. 1900 Market Street, Suite 200 Philadelphia, PA 19103

Registrant’s telephone number, including area code:	1-800-522-5465

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2025

Item 1. Reports to Stockholders.

(a) A copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the “1940 Act”) is filed herewith.

abrdn Global Premier Properties Fund (AWP)
Semi-Annual Report
April 30, 2025
aberdeeninvestments.com

Letter to Shareholders  (unaudited)

Dear Shareholder,
We present the Semi-Annual Report, which covers the activities of abrdn Global Premier Properties Fund (the “Fund”), for the six-month period ended April 30, 2025. The Fund’s investment objective is to seek high current income and capital appreciation.
Please visit the Fund on the web at https://www.aberdeeninvestments.com/en-us/investor/investment-solutions/closed-end-funds. Here, you can view quarterly commentary on the Fund's performance, monthly fact sheets, distribution and performance information, and other Fund literature.
Total Investment Return1
For the six-month period ended April 30, 2025, the total return to shareholders of the Fund based on the net asset value (“NAV”) and market price of the Fund, respectively, compared to the Fund’s benchmark,  is as follows:
NAV[2],[3]	-3.81%
Market Price[2]	-4.56%
FTSE EPRA Nareit Global Real Estate Index (Net Total Return) [4]	-2.50%
NAV, Market Price and Premium(+)/Discount(-)
The below table represents a comparison between the current six-month period end and the prior fiscal year end of the Fund's market price to NAV and associated Premium(+) and Discount(-).

	NAV	Closing Market Price	Premium(+)/ Discount(-)
4/30/2025	$3.80	$3.86	1.58%
10/31/2024	$4.20	$4.30	2.38%
During the six-month period ended April 30, 2025, the Fund’s NAV was within a range of $3.37 to $4.32 and the Fund’s market price traded within a range of $3.35 to $4.41. During the six-month period ended April 30, 2025, the Fund’s shares traded within a range of a premium(+)/discount(-) of -3.13% to 3.61%.
Aberdeen Name Change
On March 4, 2025, abrdn plc, the parent company of the Fund's adviser and sub-adviser, announced that it would change its name, and from that date, will use 'Aberdeen' as the principal trading identity for its Investments business. On March 12, 2025, abrdn plc completed the steps to legally change its name to Aberdeen Group plc. Aberdeen has retained 'abrdn' as an operational abbreviation across its subsidiary legal entities (including the Fund's adviser and sub-adviser, fund names and descriptors).
Distribution Policy
Distributions to common shareholders for the six-month period ended April 30, 2025 totaled $0.24 per share. Based on the market price of $3.86 on April 30, 2025, the annualized distribution rate over the six month period ended April 30, 2025 was 12.44%. Based on the NAV of $3.80 on April 30, 2025, the annualized distribution rate for the six-month period ended April 30, 2025 was 12.63%. Since all distributions are paid after deducting applicable withholding taxes, the effective distribution rate may be higher for those U.S. investors who are able to claim a tax credit.
On May 9, 2025 and June 10, 2025, the Fund announced that it will pay on May 30, 2025 and June 30, 2025, respectively, a distribution of $0.04 per share to all shareholders of record as of May 22, 2025 and June 23, 2025, respectively.
The Fund’s policy is to provide investors with a stable monthly distribution out of current income, supplemented by realized capital gains and, to the extent necessary, paid-in capital, which is a nontaxable return of capital. This policy is subject to an annual review as well as regular review at the Board of Trustees of the Fund’s (the “Board”) quarterly meetings, unless market conditions require an earlier evaluation.

{foots1}
[1]	Past performance is no guarantee of future results. Investment returns and principal value will fluctuate and shares, when sold, may be worth more or less than original cost. Current performance may be lower or higher than the performance quoted. NAV return data includes investment management fees, custodial charges and administrative fees (such as Trustee and legal fees) and assumes the reinvestment of all distributions.
{foots1}
[2]	Assuming the reinvestment of dividends and distributions.
{foots1}
[3]	The Fund’s total return is based on the reported NAV for each financial reporting period end and may differ from what is reported on the Financial Highlights due to financial statement rounding or adjustments.
{foots1}
[4]	The FTSE EPRA Nareit Global Real Estate Index (Net Total Return) is a total return index that is designed to represent general trends in eligible real estate equities worldwide. The Index is calculated net of withholding taxes to which the Fund is generally subject. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses are reflected. You cannot invest directly in an index.
abrdn Global Premier Properties Fund	1

Letter to Shareholders  (unaudited)  (concluded)

Loan Facility and Use of Leverage
The Fund is permitted to borrow for investment purposes as may be permitted by the Investment Company Act of 1940 (the "1940 Act") or any rule, order or interpretation thereunder. This allows the Fund to borrow for investment purposes in the amount up to 33 1/3% of the Fund’s total assets. The Fund has entered into a lending agreement with BNP Paribas Prime Brokerage International Ltd. (“BNPP PB”) which allows the Fund to borrow on an uncommitted and secured basis up to $175 million. The Fund’s outstanding balance as of April 30, 2025 was $47,951,933. See Notes to Financial Statements for further information.
Unclaimed Share Accounts
Please be advised that abandoned or unclaimed property laws for certain states require financial organizations to transfer (escheat) unclaimed property (including Fund shares) to the state. Each state has its own definition of unclaimed property, and Fund shares could be considered “unclaimed property” due to account inactivity (e.g., no owner-generated activity for a certain period), returned mail (e.g., when mail sent to a shareholder  is returned to the Fund's transfer agent as undeliverable), or a combination of both. If your Fund shares are categorized as unclaimed, your financial advisor or the Fund's transfer agent will follow the applicable state’s statutory requirements to contact you, but if unsuccessful, laws may require that the shares be escheated to the appropriate state. If this happens, you will have to contact the state to recover your property, which may involve time and expense. For more information on unclaimed property and how to maintain an active account, please contact your financial adviser or the Fund's transfer agent.
Open Market Repurchase Program
The Board approved an open market repurchase and discount management policy (the “Program”). The Program allows the Fund to purchase, in the open market, up to 10% of its outstanding common shares, with the amount and timing of any repurchase determined at the discretion of the Fund's investment adviser. Such purchases may be made opportunistically at certain discounts to NAV per share in the reasonable judgment of management based on historical discount levels and current market conditions. If shares are repurchased, the Fund reports repurchase activity on its website on a monthly basis. For the six-months ended April 30, 2025, the Fund did not repurchase any shares through the Program.
On a quarterly basis, the Board will receive information on any transactions made pursuant to this policy during the prior quarter.
Portfolio Holdings Disclosure
The Fund's complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year are included in the Fund's semi-annual and annual reports to shareholders. The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. These reports are available on the SEC’s website at http://www.sec.gov. The Fund makes the information available to shareholders upon request and without charge by calling Investor Relations toll-free at 1-800-522-5465.
Proxy Voting
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by August 31 of the relevant year: (1) upon request without charge by calling Investor Relations toll-free at 1-800-522-5465; and (2) on the SEC’s website at http://www.sec.gov.
Investor Relations Information
As part of Aberdeen's commitment to shareholders, we invite you to visit the Fund on the web at https://www.aberdeeninvestments.com/en-us/investor/investment-solutions/closed-end-funds. Here, you can view monthly fact sheets, quarterly commentary, distribution and performance information, as well as other Fund literature. Enroll in Aberdeen's email services to receive content related to your fund. In addition, you will receive monthly factsheets based on your preferences. Sign up today at https://www.aberdeeninvestments.com/en-us/investor/investment-solutions/closed-end-funds.
Contact Us:
•	Visit: https://www.aberdeeninvestments.com/en-us/investor/investment-solutions/closed-end-funds
•	Email: Investor.Relations@aberdeenplc.com; or
•	Call: 1-800-522-5465 (toll free in the U.S.).
Yours sincerely,
/s/ Alan Goodson
Alan Goodson
President

{foots1}
All amounts are U.S. Dollars unless otherwise stated.
2	abrdn Global Premier Properties Fund

Total Investment Return  (unaudited)

The following table summarizes the average annual Fund performance compared to the Fund’s primary benchmark for the six-month (not annualized), 1-year, 3-year, 5-year and 10-year periods ended April 30, 2025.
	6 Months	1 Year	3 Years	5 Years	10 Years
Net Asset Value (NAV)	-3.81%	13.89%	-4.00%	3.95%	2.64%
Market Price	-4.56%	17.88%	-1.47%	8.10%	4.28%
FTSE EPRA Nareit Global Real Estate Index (Net Total Return)	-2.50%	10.98%	-2.39%	4.09%	1.88%
Performance of a $10,000 Investment (as of April 30, 2025)
This graph shows the change in value of a hypothetical investment of $10,000 in the Fund for the periods indicated. For comparison, the same investment is shown in the indicated index.
The Fund changed its investment objective and principal investment strategies effective May 27, 2020. Performance information for periods prior to May 27, 2020 does not reflect the current investment objective and principal investment strategies.
abrdn Investments Limited (the "Adviser") and Aberdeen assumed responsibility for the management of the Fund as investment adviser and sub-adviser, respectively, on May 7, 2018. Performance prior to this date reflects the performance of an unaffiliated investment adviser.
The Adviser entered into a written contract with the Fund to waive fees or limit expenses. This contract may not be terminated before June 30, 2026. Absent such waivers and/or reimbursements, the Fund's returns would be lower. Additionally, Aberdeen has entered into an agreement with the Fund to limit investor relations services fees, without which performance would be lower if the Fund's investor services fees exceeded such limit during the relevant period. This agreement aligns with the term of the advisory agreement and may not be terminated prior to the end of the current term of the advisory agreement. See Note 3 in the Notes to Financial Statements.
Returns represent past performance. Total investment return at NAV is based on changes in the NAV of Fund shares and assumes reinvestment of dividends and distributions, if any, at market prices pursuant to the dividend reinvestment program sponsored by the Fund’s transfer agent. All return data at NAV includes fees charged to the Fund, which are listed in the Fund’s Statement of Operations under “Expenses.” Total investment return at market value is based on changes in the market price at which the Fund’s shares traded on the NYSE during the period and assumes reinvestment of dividends and distributions, if any, at market prices pursuant to the dividend reinvestment program sponsored by the Fund’s transfer agent. The Fund’s total investment return is based on the reported NAV as of the financial reporting period end date of April 30, 2025. Because the Fund’s shares trade in the stock market based on investor demand, the Fund may trade at a price higher or lower than its NAV. Therefore, returns are calculated based on both market price and NAV. Past performance is no guarantee of future results. The performance information provided does not reflect the deduction of taxes that a shareholder would pay on distributions received from the Fund or the sale of Fund shares. The current performance of the Fund may be lower or higher than the figures shown. The Fund’s yield, return, market price and NAV will fluctuate. Performance information current to the most recent month-end is available at https://www.aberdeeninvestments.com/en-us/investor/investment-solutions/closed-end-funds or by calling 800-522-5465.
abrdn Global Premier Properties Fund	3

Total Investment Return  (unaudited)  (concluded)

The annualized net operating expense ratio, excluding fee waivers, based on the six-month period ended April 30, 2025, was 2.53%. The annualized net operating expense ratio net of fee waivers based on the six-month period ended April 30, 2025 was 2.47%. The annualized net operating expense ratio, net of fee waivers and excluding interest expense based on the six-month period ended April 30, 2025, was 1.40%.
4	abrdn Global Premier Properties Fund

Portfolio Composition  (as a percentage of net assets) (unaudited)
As of April 30, 2025

The following table summarizes the sector composition of the Fund’s portfolio, in S&P Global Inc.’s Global Industry Classification Standard (“GICS”) Sub-Industries.
Sub-Industries
Retail REITs	21.1%
Health Care REITs	19.5%
Multi-Family Residential REITs	12.7%
Industrial REITs	10.1%
Real Estate Operating Companies	9.9%
Data Center REITs	9.6%
Diversified REITs	8.7%
Self Storage REITs	6.8%
Single-Family Residential REITs	5.6%
Diversified Real Estate Activities	3.6%
Office REITs	2.3%
Other, less than 2% each	3.2%
Short-Term Investment	1.1%
Liabilities in Excess of Other Assets	(14.2%)
100.0%
The following table summarizes the composition of the Fund’s portfolio by geographic classification.
Countries
United States	73.8%
Japan	9.7%
United Kingdom	6.6%
Australia	5.4%
France	3.8%
Germany	3.2%
Hong Kong	2.1%
Netherlands	2.1%
Other, less than 2% each	6.4%
Short-Term Investment	1.1%
Liabilities in Excess of Other Assets	(14.2%)
100.0%
The following were the Fund’s top ten holdings as of April 30, 2025:
Top Ten Holdings
Welltower, Inc., REIT	9.9%
Equinix, Inc., REIT	5.7%
Prologis, Inc., REIT	4.8%
Realty Income Corp., REIT	4.6%
Ventas, Inc., REIT	4.4%
Public Storage, REIT	4.4%
Simon Property Group, Inc., REIT	4.2%
Digital Realty Trust, Inc., REIT	3.9%
Essex Property Trust, Inc., REIT	3.5%
Invitation Homes, Inc., REIT	3.1%

abrdn Global Premier Properties Fund	5

Portfolio of Investments (unaudited)
As of April 30, 2025

	Shares	Value
COMMON STOCKS—113.1%
AUSTRALIA—5.4%
Diversified REITs—2.3%
GPT Group, REIT	1,115,572	$ 3,306,949
Stockland, REIT	1,241,133	4,361,634
		7,668,583
Industrial REITs—1.3%
Goodman Group, REIT	214,212	4,100,839
Retail REITs—0.9%
Charter Hall Retail REIT	649,174	1,550,629
HomeCo Daily Needs REIT(a)	1,910,578	1,497,861
		3,048,490
Self Storage REITs—0.9%
National Storage REIT	2,084,267	3,064,736
Total Australia		17,882,648
BELGIUM—1.1%
Industrial REITs—0.8%
Warehouses De Pauw CVA, REIT(b)	105,043	2,683,017
Self Storage REITs—0.3%
Shurgard Self Storage Ltd., REIT	25,753	1,068,520
Total Belgium		3,751,537
FRANCE—3.8%
Diversified REITs—0.7%
Covivio SA, REIT	42,764	2,397,986
Office REITs—0.8%
Gecina SA, REIT	26,017	2,670,869
Retail REITs—2.3%
Unibail-Rodamco-Westfield, REIT(b)	87,016	7,366,344
Total France		12,435,199
GERMANY—3.2%
Real Estate Operating Companies—3.2%
TAG Immobilien AG(b)	141,878	2,309,907
Vonovia SE(c)	245,824	8,154,006
		10,463,913
HONG KONG—2.1%
Real Estate Operating Companies—0.9%
Hongkong Land Holdings Ltd.	309,800	1,516,161
Swire Properties Ltd.	671,400	1,483,775
		2,999,936
Retail REITs—1.2%
Link REIT	856,000	4,007,668
Total Hong Kong		7,007,604
JAPAN—9.7%
Diversified Real Estate Activities—3.6%
Mitsui Fudosan Co. Ltd.	975,400	9,666,845
Sumitomo Realty & Development Co. Ltd.	62,400	2,324,167
		11,991,012
Diversified REITs—1.2%
KDX Realty Investment Corp., REIT	3,699	3,852,017
Hotel & Resort REITs—0.8%
Invincible Investment Corp., REIT	6,464	2,671,622
Industrial REITs—1.7%
GLP J-Reit	4,959	4,277,368
Mitsui Fudosan Logistics Park, Inc., REIT	1,618	1,154,859
		5,432,227
	Shares	Value

Multi-Family Residential REITs—0.6%
Comforia Residential REIT, Inc.	1,062	$ 2,064,546
Office REITs—0.9%
Nippon Building Fund, Inc., REIT	3,034	2,816,187
Retail REITs—0.9%
Japan Metropolitan Fund Invest, REIT	4,505	3,001,588
Total Japan		31,829,199
MEXICO—0.6%
Real Estate Operating Companies—0.6%
Corp. Inmobiliaria Vesta SAB de CV	733,833	2,006,482
NETHERLANDS—2.1%
Real Estate Operating Companies—2.1%
CTP NV(a)(c)	368,709	6,925,475
SINGAPORE—1.6%
Industrial REITs—0.6%
CapitaLand Ascendas REIT	694,800	1,415,765
Daiwa House Logistics Trust, REIT	1,149,700	501,883
		1,917,648
Retail REITs—1.0%
CapitaLand Integrated Commercial Trust, REIT	2,119,327	3,487,777
Total Singapore		5,405,425
SWEDEN—1.4%
Real Estate Operating Companies—1.4%
Catena AB	97,682	4,598,509
SWITZERLAND—1.7%
Real Estate Operating Companies—1.7%
PSP Swiss Property AG	30,478	5,427,234
UNITED KINGDOM—6.6%
Diversified REITs—4.5%
British Land Co. PLC, REIT	1,634,991	8,601,457
LondonMetric Property PLC, REIT	2,446,579	6,277,212
		14,878,669
Industrial REITs—0.9%
Segro PLC, REIT(c)	342,878	3,119,043
Multi-Family Residential REITs—1.2%
UNITE Group PLC, REIT	329,708	3,788,024
Total United Kingdom		21,785,736
UNITED STATES—73.8%
Data Center REITs—9.6%
Digital Realty Trust, Inc., REIT(c)	79,329	12,735,478
Equinix, Inc., REIT(c)	21,943	18,887,437
		31,622,915
Health Care REITs—19.5%
American Healthcare REIT, Inc.	297,497	9,603,203
Omega Healthcare Investors, Inc., REIT(c)	196,788	7,684,571
Ventas, Inc., REIT(c)	207,455	14,538,447
Welltower, Inc., REIT(c)	213,158	32,525,779
		64,352,000
Hotel & Resort REITs—0.8%
Host Hotels & Resorts, Inc., REIT(c)	198,298	2,799,968
Industrial REITs—4.8%
Prologis, Inc., REIT(c)	153,808	15,719,178
Multi-Family Residential REITs—10.9%
AvalonBay Communities, Inc., REIT(c)	48,858	10,259,203
Camden Property Trust, REIT	66,920	7,615,496

6	abrdn Global Premier Properties Fund

Portfolio of Investments (unaudited)  (concluded)
As of April 30, 2025

	Shares	Value
COMMON STOCKS (continued)
UNITED STATES (continued)
Essex Property Trust, Inc., REIT(c)	41,458	$ 11,573,001
Mid-America Apartment Communities, Inc., REIT	41,044	6,552,674
		36,000,374
Office REITs—0.6%
SL Green Realty Corp., REIT	34,925	1,837,404
Other Specialized REITs—1.6%
EPR Properties, REIT	109,252	5,406,881
Retail REITs—14.8%
Brixmor Property Group, Inc., REIT(c)	212,366	5,290,037
Curbline Properties Corp., REIT	157,218	3,598,720
Phillips Edison & Co., Inc., REIT	74,835	2,596,775
Realty Income Corp., REIT(c)	261,922	15,154,807
Regency Centers Corp., REIT	113,140	8,166,445
Simon Property Group, Inc., REIT(c)	87,887	13,831,656
		48,638,440
Self Storage REITs—5.6%
Public Storage, REIT(c)	47,644	14,313,687
Smartstop Self Storage REIT, Inc.	114,500	4,023,530
		18,337,217
Single-Family Residential REITs—5.6%
Invitation Homes, Inc., REIT	303,728	10,384,460
Sun Communities, Inc., REIT	66,339	8,254,562
		18,639,022
Total United States		243,353,399
Total Common Stocks		372,872,360
	Shares	Value
SHORT-TERM INVESTMENT—1.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.29(d)	3,463,568	$ 3,463,568
Total Short-Term Investment		3,463,568
Total Investments (Cost $333,054,310)(e)—114.2%		376,335,928
Liabilities in Excess of Other Assets—(14.2%)		(46,787,614)
Net Assets—100.0%		$329,548,314

(a)	Denotes a security issued under Regulation S or Rule 144A.
(b)	Non-income producing security.
(c)	All or a portion of the security has been designated as collateral for the line of credit.
(d)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of April 30, 2025.
(e)	See accompanying Notes to Financial Statements for tax unrealized appreciation/(depreciation) of securities.

CVA	Dutch Certificate
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See accompanying Notes to Financial Statements.

abrdn Global Premier Properties Fund	7

Statement of Assets and Liabilities  (unaudited)
As of April 30, 2025

Assets
Investments, at value (cost $329,590,742)	$ 372,872,360
Short-term investment, at value (cost $3,463,568)	3,463,568
Receivable for investments sold	2,250,955
Interest and dividends receivable	994,057
Receivable for common shares issued	334,999
Tax reclaim receivable	296,753
Prepaid expenses in connection with the at-the-market stock offering (Note 5)	75,899
Prepaid expenses in connection with the shelf registration (Note 5)	77,473
Total assets	380,366,064
Liabilities
Line of credit payable (Note 7)	47,951,933
Payable for investments purchased	2,181,336
Investment management fees payable (Note 3)	303,094
Interest payable on line of credit	187,499
Investor relations fees payable (Note 3)	39,369
Administration fees payable (Note 3)	20,868
Trustee fees payable	598
Other accrued expenses	133,053
Total liabilities	50,817,750

Net Assets	$329,548,314
Composition of Net Assets
Paid-in capital in excess of par	$ 388,515,392
Accumulated loss	(58,967,078)
Net Assets	$329,548,314
Net asset value per share based on 86,676,970 shares issued and outstanding	$3.80

See accompanying Notes to Financial Statements.
8	abrdn Global Premier Properties Fund

Statement of Operations  (unaudited)
For the Six-Month Period Ended April 30, 2025

Net Investment Income
Investment Income:
Dividends (net of foreign withholding taxes of $220,632)	$ 6,982,455
Total investment income	6,982,455
Expenses:
Investment management fee (Note 3)	1,996,314
Administration fee (Note 3)	133,702
Reports to shareholders and proxy solicitation	59,430
Investor relations fees and expenses (Note 3)	53,458
Trustees' fees and expenses	41,207
Independent auditors’ fees and tax expenses	32,861
Legal fees and expenses	30,090
Custodian’s fees and expenses	29,296
Transfer agent’s fees and expenses	8,214
Miscellaneous	48,609
Total operating expenses, excluding interest expense	2,433,181
Interest expense (Note 7)	1,794,428
Total operating expenses before reimbursed/waived expenses	4,227,609
Expenses waived (Note 3)	(93,402)
Net expenses	4,134,207

Net Investment Income	2,848,248
Net Realized/Unrealized Gain/(Loss):
Net realized gain/(loss) from:
Investments (Note 2h)	(8,826,781)
Foreign currency transactions	(34,422)
(8,861,203)
Net change in unrealized appreciation/depreciation on:
Investments (Note 2h)	(7,689,377)
Foreign currency translation	45,332
(7,644,045)
Net realized and unrealized gain from investments and foreign currencies	(16,505,248)
Change in Net Assets Resulting from Operations	$(13,657,000)

See accompanying Notes to Financial Statements.
abrdn Global Premier Properties Fund	9

Statements of Changes in Net Assets

	For the Six-Month Period Ended April 30, 2025 (unaudited)	For the Year Ended October 31, 2024
Increase/(Decrease) in Net Assets:
Operations:
Net investment income	$2,848,248	$1,957,421
Net realized gain/(loss) from investments and foreign currency transactions	(8,861,203)	4,696,645
Net change in unrealized appreciation/depreciation investments and foreign currency translations	(7,644,045)	88,458,987
Net increase/(decrease) in net assets resulting from operations	(13,657,000)	95,113,053
Distributions to Shareholders From:
Distributable earnings	(20,622,536)	(8,122,325)
Return of capital	–	(32,882,613)
Net decrease in net assets from distributions	(20,622,536)	(41,004,938)
Proceeds from at-the-market offering resulting in the issuance of 989,890 and 0 shares of common stock, respectively (Note 5)	3,805,200	–
Expenses in connection with the at-the-market stock offering (Note 5)	(4,085)	–
Reinvestment of dividends resulting in the issuance of 165,113 and 114,016 shares of common stock, respectively	643,226	475,555
Change in net assets from capital transactions	4,444,341	475,555
Change in net assets	(29,835,195)	54,583,670
Net Assets:
Beginning of period	359,383,509	304,799,839
End of period	$329,548,314	$359,383,509
Amounts listed as “–” are $0 or round to $0.
See accompanying Notes to Financial Statements.
10	abrdn Global Premier Properties Fund

Statement of Cash Flows  (unaudited)
For the Six-Month Period Ended  April 30, 2025

Cash flows from operating activities:
Net increase/(decrease) in net assets resulting from operations	$ (13,657,000)
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by operating activities:
Investments purchased	(142,233,701)
Investments sold and principal repayments	192,156,475
Net change in short-term investments	(43,602)
Increase in interest, dividends and other receivables	(523,731)
Increase in prepaid expenses	(106,622)
Decrease in interest payable on line of credit	(213,007)
Decrease in accrued investment management fees payable	(25,886)
Increase in other accrued expenses	77,095
Net change in unrealized depreciation of investments	7,689,377
Net change in unrealized appreciation on foreign currency translation	(45,332)
Net realized loss on investments transactions	8,826,781
Net cash provided by operating activities	51,900,847
Cash flows from financing activities:
Increase in line of credit payable	(35,483,725)
Distributions paid to shareholders	(20,218,440)
Proceeds from stock offering	3,805,200
Expenses in connection with the at-the-market and shelf offering	(4,085)
Net cash used in financing activities	(51,901,050)
Effect of exchange rate on cash	1
Net change in cash	(202)
Unrestricted and restricted cash and foreign currency, beginning of period	202
Unrestricted and restricted cash and foreign currency, end of period	$–
Supplemental disclosure of cash flow information:
Cash paid for interest and fees on borrowing	$2,007,435
Amounts listed as “–” are $0 or round to $0.
See accompanying Notes to Financial Statements.
abrdn Global Premier Properties Fund	11

Financial Highlights

	For the Six-Month Period Ended April 30,	For the Fiscal Years Ended October 31,
	2025 (unaudited)	2024	2023	2022	2021	2020
PER SHARE OPERATING PERFORMANCE(a):
Net asset value per common share, beginning of period	$4.20	$3.57	$4.23	$6.84	$5.23	$7.28
Net investment income	0.03	0.02	0.09	0.12	0.13	0.13
Net realized and unrealized gains/(losses) on investments and foreign currency transactions	(0.19)	1.09	(0.27)	(2.25)	1.96	(1.70)
Total from investment operations applicable to common shareholders	(0.16)	1.11	(0.18)	(2.13)	2.09	(1.57)
Distributions to common shareholders from:
Net investment income	(0.24)	(0.10)	(0.10)	(0.07)	(0.16)	(0.05)
Return of capital	–	(0.38)	(0.38)	(0.41)	(0.32)	(0.43)
Total distributions	(0.24)	(0.48)	(0.48)	(0.48)	(0.48)	(0.48)
Capital Share Transactions:
Impact of shelf offering	–(b)	–	–	–	–	–
Net asset value per common share, end of period	$3.80	$4.20	$3.57	$4.23	$6.84	$5.23
Market price, end of period	$3.86	$4.30	$3.29	$3.97	$6.56	$4.36
Total Investment Return Based on(c):
Market price	(4.56%)	47.63%	(6.58%)	(33.80%)	62.89%	(25.81%)
Net asset value	(3.81%)	32.89%	(4.86%)	(32.36%)	41.59%	(21.03%)
Ratio to Average Net Assets Applicable to Common Shareholders/Supplementary Data:
Net assets applicable to common shareholders, end of period (000 omitted)	$329,548	$359,384	$304,800	$361,335	$583,883	$446,533
Average net assets applicable to common shareholders (000 omitted)	$337,024	$347,740	$361,732	$498,916	$547,641	$518,462
Gross operating expenses, excluding fee waivers	2.53%(d)	3.00%	2.48%	1.89%	1.59%	1.36%
Net operating expenses, net of fee waivers	2.47%(d)	2.74%	2.22%	1.62%	1.40%	1.27%
Net operating expenses, net of fee waivers and excluding interest expense	1.40%(d)	1.25%	1.19%	1.19%	1.19%	1.19%
Net Investment income	1.70%(d)	0.56%	2.22%	2.05%	1.99%	2.12%
Portfolio turnover	36%(e)	74%	44%	41%	36%	30%
Line of credit payable outstanding (000 omitted)	$47,952	$83,436	$79,810	$65,048	$106,848	$30,415
Asset coverage ratio on line of credit payable at period end(f)	787%	531%	482%	655%	646%	1,568%
Asset coverage per $1,000 on line of credit payable at period end	$7,872	$5,307	$4,819	$6,555	$6,465	$15,681

(a)	Based on average shares outstanding.
(b)	Less than $0.005 per share. See accompanying Notes to Financial Statements.
12	abrdn Global Premier Properties Fund

Financial Highlights  (concluded)

(c)	Total investment return is calculated assuming a purchase of common stock on the first day and a sale on the last day of each reporting period. Dividends and distributions, if any, are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Total investment return does not reflect brokerage commissions.
(d)	Annualized.
(e)	Not annualized.
(f)	Asset coverage ratio is calculated by dividing net assets as of each fiscal period end plus the amount of any borrowings, for investment purposes outstanding as of each fiscal period end by the amount of the Revolving Credit Facility as of each fiscal period end.
Amounts listed as “–” are $0 or round to $0.
See accompanying Notes to Financial Statements.
abrdn Global Premier Properties Fund	13

Notes to  Financial Statements (unaudited)
April 30, 2025

1.  Organization
abrdn Global Premier Properties Fund (the “Fund”) is a diversified, closed-end management investment company. The Fund was organized as a Delaware statutory trust on February 13, 2007, and commenced operations on April 26, 2007. The Fund’s investment objective is to seek high current income and capital appreciation. The Board of Trustees (the “Board”) authorized an unlimited number of shares with no par value.
2.  Summary of Significant Accounting Policies
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946 Financial Services-Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform to generally accepted accounting principles in the United States of America ("U.S. GAAP"). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The accounting records of the Fund are maintained in U.S. Dollars and the U.S. Dollar is used as both the functional and reporting currency.
a.  Security Valuation:
The Fund values its securities at fair value, consistent with regulatory requirements. "Fair value" is defined in the Fund's Valuation and Liquidity Procedures as the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants without a compulsion to transact at the measurement date, also referred to as market value. Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the "1940 Act"), the Board designated the Adviser as the valuation designee ("Valuation Designee") for the Fund to perform the fair value determinations relating to Fund investments for which market quotations are not readily available or deemed unreliable.
Equity securities that are traded on an exchange are valued at the last quoted sale price or the official close price on the principal exchange on which the security is traded at the “Valuation Time” subject to application, when appropriate, of the valuation factors described in the paragraph below. Under normal circumstances, the Valuation Time is as of the close of regular trading on the New York Stock Exchange ("NYSE") (usually 4:00 p.m. Eastern Time). In the absence of a sale price, the security is valued at the mean of the bid/ask price quoted at the close on the principal exchange on which the security is traded. Securities traded on NASDAQ are valued at the NASDAQ official closing price.
In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Fund discloses the fair value of its investments using a three-level hierarchy that classifies the inputs to valuation techniques used to measure the fair value. The hierarchy assigns Level 1, the highest level, measurements to valuations based upon unadjusted quoted prices in active markets for identical assets, Level 2 measurements to valuations based upon other significant observable inputs, including adjusted quoted prices in active markets for similar assets, and Level 3, the lowest level, measurements to valuations based upon unobservable inputs that are significant to the valuation. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, which are based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement.
Open-end mutual funds are valued at the respective net asset value (“NAV”) as reported by such company. The prospectuses for the registered open-end management investment companies in which the Fund invests explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing. Closed-end funds and exchange-traded funds ("ETFs") are valued at the market price of the security at the Valuation Time (defined below). A security using any of these pricing methodologies is generally determined to be a Level 1 investment.
Foreign equity securities that are traded on foreign exchanges that close prior to the Valuation Time are valued by applying valuation factors to the last sale price or the mean price as noted above. Valuation factors are provided by an independent pricing service provider. These valuation factors are used when pricing the Fund's portfolio holdings to estimate market movements between the time foreign markets close and the time the Fund values such foreign securities. These valuation factors are based on inputs such as depositary receipts, indices, futures, sector indices/ETFs, exchange rates, and local exchange opening and closing prices of each security. When prices with the application of valuation factors are utilized, the value assigned to the foreign securities may not be the same as quoted or published prices of the securities on their primary markets. A security that applies a valuation factor is generally determined to be a Level 2 investment because the exchange-traded price has been

14	abrdn Global Premier Properties Fund

Notes to  Financial Statements (unaudited)  (continued)
April 30, 2025

adjusted. Valuation factors are not utilized if the independent pricing service provider is unable to provide a valuation factor or if the valuation factor falls below a predetermined threshold; in such case, the security is determined to be a Level 1 investment.
Derivative instruments are valued at fair value. Exchange-traded futures are generally Level 1 investments and centrally cleared swaps and forwards are generally Level 2 investments. Forward foreign currency contracts are generally valued based on the bid price of the forward rates and the current spot rate. Forward exchange rate quotations are available for scheduled settlement dates, such as 1-, 3-, 6-, 9- and 12-month periods. An interpolated valuation is derived based on the actual settlement dates of the forward contracts held. Futures contracts are valued at the settlement price or at the last bid price if no settlement price is available. Swap agreements are generally valued by an approved pricing agent based on the terms of the swap agreement (including future cash flows). When market quotations or exchange rates are not readily available, or if the Adviser concludes that such market quotations do not accurately reflect fair value, the fair value of the Fund’s assets are determined in good faith in accordance with the Valuation Procedures.
Short-term investments are comprised of cash and cash equivalents invested in short-term investment funds which are redeemable daily. The Fund sweeps available cash into the State Street Institutional
U.S. Government Money Market Fund, which has elected to qualify as a “government money market fund” pursuant to Rule 2a-7 under the 1940 Act, and has an objective, which is not guaranteed, to maintain a $1.00 per share NAV. Generally, these investment types are categorized as Level 1 investments.
In the event that a security’s market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which it trades closes before the Valuation Time), the security is valued at fair value as determined by the Valuation Designee, taking into account the relevant factors and surrounding circumstances using valuation policies and procedures approved by the Board. A security that has been fair valued by the Adviser may be classified as Level 2 or Level 3 depending on the nature of the inputs.
The three-level hierarchy of inputs is summarized below:
Level 1 - quoted prices (unadjusted) in active markets for identical investments;
Level 2 - other significant observable inputs (including valuation factors, quoted prices for similar securities, interest rates, prepayment speeds, and credit risk, etc.); or
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of standard inputs is listed below:
Security Type	Standard Inputs
Foreign equities utilizing a fair value factor	Depositary receipts, indices, futures, sector indices/ETFs, exchange rates, and local exchange opening and closing prices of each security.
The following is a summary of the inputs used as of April 30, 2025 in valuing the Fund's investments and other financial instruments at fair value. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Please refer to the Portfolio of Investments for a detailed breakout of the security types:
Investments, at Value	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Assets
Investments in Securities
Common Stocks	$245,359,881	$127,512,479	$–	$372,872,360
Short-Term Investment	3,463,568	–	–	3,463,568
Total Investments	$248,823,449	$127,512,479	$–	$376,335,928
Total Investment Assets	$248,823,449	$127,512,479	$–	$376,335,928
Amounts listed as “–” are $0 or round to $0.
For the six-month period ended April 30, 2025, there were no significant changes to the fair valuation methodologies.
b.  Restricted Securities:
Restricted securities are privately-placed securities whose resale is restricted under U.S. securities laws. The Fund may invest in restricted securities, including unregistered securities eligible for resale without registration pursuant to Rule 144A and privately-placed securities of U.S. and non-U.S. issuers offered outside the U.S. without registration pursuant to Regulation S under the Securities Act of 1933, as amended

abrdn Global Premier Properties Fund	15

Notes to  Financial Statements (unaudited)  (continued)
April 30, 2025

(the "1933 Act"). Rule 144A securities may be freely traded among certain qualified institutional investors, such as the Fund, but resale of such securities in the U.S. is permitted only in limited circumstances.
c.  Foreign Currency Translation:
Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. Dollars at the exchange rate of said currencies against the U.S. Dollar, as of the Valuation Time, as provided by an independent pricing service approved by the Board.
Foreign currency amounts are translated into U.S. Dollars on the following basis:
(i) fair value of investment securities, other assets and liabilities – at the current daily rates of exchange at the Valuation Time; and
(ii) purchases and sales of investment securities, income and expenses – at the relevant rates of exchange prevailing on the respective dates of such transactions.
The Fund does not isolate that portion of gains and losses on investments in equity securities due to changes in the foreign exchange rates from the portion due to changes in market prices of equity securities. Accordingly, realized and unrealized foreign currency gains and losses with respect to such securities are included in the reported net realized and unrealized gains and losses on investment transactions balances.
Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation/depreciation in value of investments, and translation of other assets and liabilities denominated in foreign currencies.
Net realized foreign exchange gains or losses represent foreign exchange gains and losses from transactions in foreign currencies and forward foreign currency contracts, exchange gains or losses realized between the trade date and settlement date on security transactions, and the difference between the amounts of interest and dividends recorded on the Fund’s books and the U.S. Dollar equivalent of the amounts actually received.
Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin, including unanticipated movements in the value of the foreign currency relative to the U.S. Dollar. Generally, when the U.S. Dollar rises in value against foreign currency, the Fund's investments denominated in that foreign currency will lose value because the foreign currency is worth fewer U.S. Dollars; the opposite effect occurs if the U.S. Dollar falls in relative value.
d.  Security Transactions, Investment Income and Expenses:
Security transactions are recorded on the trade date. Realized and unrealized gains/(losses) from security and currency transactions are calculated on the identified cost basis. Dividend income and corporate actions are recorded generally on the ex-date, except for certain dividends and corporate actions which may be recorded after the ex-date, as soon as the Fund acquires information regarding such dividends or corporate actions. Interest income and expenses are recorded on an accrual basis. The calendar year-end amounts of ordinary income, capital gains and return of capital included in distributions received from the Fund's investments in real estate investment trusts (“REITs”) are reported to the Fund after the end of the fiscal year; accordingly, the Fund estimates these amounts for accounting purposes until the characterization of REIT distributions is reported to the Funds after the end of the fiscal year. Estimates are based on the most recent REIT distribution information available.
e.  Derivative Financial Instruments:
The Fund is authorized to use derivatives to manage currency risk, credit risk, and interest rate risk and to replicate, or use as a substitute for, physical securities. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract. The use of derivative instruments involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities.
Forward Foreign Currency Exchange Contracts:
A forward foreign currency exchange contract ("forward contract") involves an obligation to purchase and sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward contracts are used to manage the Fund's currency exposure in an efficient manner. They are used to sell unwanted currency exposure that comes with holding securities in a market, or to buy currency exposure where the exposure from holding securities is insufficient to give the desired currency exposure either in absolute terms or relative to a particular benchmark or index. The use of forward contracts allows for the separation of investment decision-making between foreign exchange holdings and their currencies.
The forward contract is marked-to-market daily and the change in market value is recorded by the Fund as unrealized appreciation or depreciation. Forward contracts' prices are received daily from an independent pricing provider. When the forward contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. These realized and unrealized gains and losses are reported on the Statement of Operations. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or from unanticipated movements in exchange rates.

16	abrdn Global Premier Properties Fund

Notes to  Financial Statements (unaudited)  (continued)
April 30, 2025

While the Fund may enter into forward contracts to seek to reduce currency exchange rate risks, transactions in such contracts involve certain risks. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in exchange rates. Thus, while the Fund may benefit from such transactions, unanticipated changes in currency prices may result in a poorer overall performance for the Fund than if it had not engaged in any such transactions. Moreover, there may be an imperfect correlation between the Fund’s portfolio holdings or securities quoted or denominated in a particular currency and forward contracts entered into by the Fund. Such imperfect correlation may prevent the Fund from achieving a complete hedge, which will expose the Fund to the risk of foreign exchange loss.
Forward contracts are subject to the risk that the counterparties to such contracts may default on their obligations. Since a forward foreign currency exchange contract is not guaranteed by an exchange or clearing house, a default on the contract would deprive the Fund of unrealized profits, transaction costs or the benefits of a currency hedge or force the Fund to cover its purchase or sale commitments, if any, at the market price at the time of the default.
f.  Distributions:
The Fund implemented a managed distribution policy to pay a stable monthly distribution out of current income, supplemented by realized short-term capital gains and long-term capital gains, and, to the extent necessary, paid-in capital, which is a nontaxable return of capital. The managed distribution policy is subject to regular review by the Board. The Fund expects to pay its common shareholders annually all or substantially all of its investment company taxable income. In addition, at least annually, the Fund intends to distribute all or substantially all of its net capital gains, if any.
Distributions from net realized gains for book purposes may include short-term capital gains which are ordinary income for tax purposes. Distributions to common shareholders are recorded on the ex-dividend date.
Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book-tax” differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal income tax treatment. Temporary differences do not require reclassification. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes they are reported to shareholders as return of capital.
g.  Federal Income Taxes:
The Fund intends to continue to qualify as a “regulated investment company” ("RIC") by complying with the provisions available to certain investment companies, as defined in Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all federal income taxes. Therefore, no federal income tax provision is required.
The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Since tax authorities can examine previously filed tax returns, the Fund's U.S. federal and state tax returns for each of the most recent four fiscal years up to the most recent fiscal year ended October 31, 2024 are subject to such review.
h.  Foreign Withholding Tax:
Dividend and interest income from non-U.S. sources received by the Fund are generally subject to non-U.S. withholding taxes and are recorded on the Statement of Operations. The Fund files for tax reclaims for the refund of such withholding taxes according to tax treaties. Tax reclaims that are deemed collectible are booked as tax reclaim receivable on the Statement of Assets and Liabilities. In addition, the Fund may be subject to capital gains tax in certain countries in which it invests. The above taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties with some of these countries. The Fund accrues such taxes when the related income is earned.
In addition, when the Fund sells securities within certain countries in which it invests, the capital gains realized may be subject to tax. The amount of capital gains tax, if any, is reported on the Statement of Operations. Based on these market requirements and as required under U.S. GAAP, the Fund accrues deferred capital gains tax, if any, on securities currently held that have unrealized appreciation within these countries. The amount of deferred capital gains tax accrued and the change in deferred capital gains tax, if any, is reported on the Statement of Assets and Liabilities and the Statement of Operations, respectively.
3.  Agreements and Transactions with Affiliates
a.  Investment Adviser and Investment Sub-Adviser:
The Adviser and abrdn Inc. (“abrdn Inc.” or the “Sub-Adviser”) serve as the Fund’s investment adviser and subadviser, respectively, pursuant to an investment advisory agreement (the “Advisory Agreement”) and sub-advisory agreement (the “Sub-Advisory Agreement”) with the Fund. The Adviser and abrdn Inc. (collectively, the “Advisers”) are

abrdn Global Premier Properties Fund	17

Notes to  Financial Statements (unaudited)  (continued)
April 30, 2025

wholly-owned indirect subsidiaries of Aberdeen Group plc. In rendering advisory services, the Advisers may use the resources of investment advisor subsidiaries of Aberdeen Group plc. These affiliates have entered into procedures pursuant to which investment professionals from affiliates may render portfolio management and research services as associated persons of the Advisers.
As compensation for its services to the Fund, the Adviser receives an annual investment advisory fee of 1.00% based on the Fund’s average daily Managed Assets, computed daily and payable monthly. During the six-month period ended April 30, 2025, the Fund paid the Adviser $1,996,314. "Managed Assets" means total assets of the Fund, including any form of investment leverage, minus all accrued expenses incurred in the normal course of operations, but not excluding any liabilities or obligations attributable to investment leverage obtained through (i) indebtedness of any type (including, without limitation, borrowing through a credit facility or the issuance of debt securities), (ii) the issuance of preferred stock or other similar preference securities, (iii) the reinvestment of collateral received for securities loaned in accordance with the Fund’s investment objectives and policies, and/or (iv) any other means. Under the Sub-Advisory Agreement, the Adviser is responsible for the payment of fees to abrdn Inc.
Effective May 4, 2018, the Adviser entered into a written contract (the “Expense Limitation Agreement”) with the Fund that is effective through June 30, 2026. The Expense Limitation Agreement limits the total ordinary operating expenses of the Fund (excluding any leverage costs, taxes, interest, brokerage commissions and any non-routine expenses) from exceeding 1.40% (1.19% prior to August 1, 2024) of the average daily net assets of the Fund on an annualized basis. The total amount of the waiver for the six-month period ended April 30, 2025 pursuant to the Expense Limitation Agreement was $93,402.
The Adviser may request and receive reimbursement from the Fund of the advisory fees waived and other expenses reimbursed pursuant to the Expense Limitation Agreement as of a date not more than three years after the date when the Adviser limited the fees or reimbursed the expenses; provided that the following requirements are met: the reimbursements do not cause the Fund to exceed the lesser of the applicable expense limitation in the contract at the time the fees were limited or expenses are paid or the applicable expense limitation in effect at the time the expenses are being recouped by the Adviser, and the payment of such reimbursement is approved by the Board on a quarterly basis (the "Reimbursement Requirements"). Except as provided for in the Expense Limitation Agreement, reimbursement of amounts previously waived or assumed by the Adviser is not permitted.
As of April 30, 2025, to the extent the Reimbursement Requirements are met, the cumulative potential reimbursements to the Adviser from the Fund, based on expenses reimbursed by the Adviser, including adjustments described above, would be:
Amount Fiscal Year 2022 (Expires 10/31/25)	$1,378,125
Amount Fiscal Year 2023 (Expires 10/31/26)	$967,158
Amount Fiscal Year 2024 (Expires 10/31/27)	$921,400
Amount Fiscal Year 2025 (Expires 10/31/28)	$93,402
Total*	$3,360,085

*	Amounts reported are due to expire throughout the respective 3-year expiration period presented above.
b.  Fund Administrator:
abrdn Inc. serves as the Fund’s Administrator. Pursuant to the Administration Agreement, abrdn Inc. receives a fee paid by the Fund, at an annual fee rate of 0.08% of the Fund’s average monthly net assets.  State Street Bank and Trust Company serves as the Fund's Sub-Administrator. For the six-month period ended April 30, 2025, abrdn Inc. earned $133,702 from the Fund for administration services.
c.  Investor Relations:
Under the terms of the Investor Relations Services Agreement, abrdn Inc. provides and/or engages third parties to provide investor relations services to the Fund and certain other funds advised by the Adviser or its affiliates as part of an Investor Relations Program. Under the Investor Relations Services Agreement, the Fund owes a portion of the fees related to the Investor Relations Program (the “Fund’s Portion”). However, Investor Relations Services fees are limited by abrdn Inc. so that the Fund will only pay up to an annual rate of 0.05% of the Fund’s average weekly net assets. Any difference between the capped rate of 0.05% of the Fund’s average weekly net assets and the Fund’s Portion is paid for by abrdn Inc.
During the six-month period ended April 30, 2025, the Fund incurred investor relations fees of $53,458. For the six-month period ended April 30, 2025, abrdn Inc. did not contribute to the investor relations fees for the Fund because the Fund’s contribution was below 0.05% of the Fund’s average weekly net assets on an annual basis.
4.  Investment Transactions
Purchases and sales of investment securities (excluding short-term securities) for the six-month period ended April 30, 2025, were $144,214,802 and $191,228,416, respectively.
5.  Capital
The Fund is authorized to issue an unlimited number of common shares with no par value. As of April 30, 2025, there were 86,676,970 shares of common stock issued and outstanding.
The Fund has filed a shelf registration statement with the SEC, initially effective on December 17, 2024, authorizing the Fund to issue up to $55,000,000 aggregate initial offering price of common shares of

18	abrdn Global Premier Properties Fund

Notes to  Financial Statements (unaudited)  (continued)
April 30, 2025

beneficial interest with no par value ("Common Shares"), preferred shares ("Preferred Shares"), promissory notes (“Notes”), subscription rights to purchase Common Shares (“Rights” and collectively with the Common Shares and Preferred Shares, “Securities”) in one or more offerings in amounts, at prices and on terms set forth in one or more supplements to the initial Prospectus (each a “Prospectus Supplement”). The offering costs associated with the Fund's shelf registration statement are approximately $79,000 of which $2,000 was charged to paid-in-capital upon the issuance of associated shares.
On January 23, 2025, the Fund entered into a distribution agreement (the "Distribution Agreement") with ALPS Distributors, Inc. ("ALPS"), pursuant to which the Fund may offer and sell up to $27,500,000 of Common Shares, from time to time through ALPS, in transactions deemed to be "at the market" as defined in Rule 415 under the Securities Act of 1933, as amended (the "ATM Offering"). Pursuant to the Distribution Agreement, ALPS may enter into sub-placement agent agreements with one or more selected dealers. ALPS has entered into a sub-placement agent agreement, dated January 23, 2025 (the "Sub-Placement Agent Agreement"), with UBS Securities LLC ("UBS") relating to the Common Shares to be offered under the Distribution Agreement.
The offering costs associated with the Fund’s ATM Offering are approximately $77,000 of which $2,000 were charged to paid-in-capital upon the issuance of associated shares and $75,899 remains in prepaid expenses.
During the six-month period ended April 30, 2025, there were 989,890 shares sold in connection with the ATM Offering.
Additional shares of the Fund may be issued under certain circumstances, including pursuant to the Fund's Dividend Reinvestment and Optional Cash Purchase Plan. Additional information concerning the Dividend Reinvestment and Optional Cash Purchase Plan is included within this report.
6.  Open Market Repurchase Program
The Board approved an open market repurchase and discount management policy (the “Program”). The Program allows the Fund to purchase, in the open market, up to 10% of its outstanding common shares, with the amount and timing of any repurchase determined at the discretion of the Fund's investment adviser. Such purchases may be made opportunistically at certain discounts to NAV per share in the reasonable judgment of management based on historical discount levels and current market conditions. If shares are repurchased, the Fund reports repurchase activity on its website on a monthly basis. For the six months ended April 30, 2025, the Fund did not repurchase any shares through the Program.
On a quarterly basis, the Board will receive information on any transactions made pursuant to this policy during the prior quarter.
7.  Line of Credit
The Fund has entered into a lending agreement with BNP Paribas Prime Brokerage International Ltd. (“BNPP PB”) which allows the Fund to borrow on an uncommitted and secured basis up to $175 million. The interest on the BNPP PB for the Fund on amounts borrowed is charged at a variable rate, which may be based on the Secured Overnight Financing Rate (“SOFR”) plus a spread. The BNPP PB facility provides a secured, uncommitted line of credit for the Fund where selected Fund assets are pledged against advances made to the Fund. The Fund has granted a security interest in all pledged assets used as collateral to BNPP PB. The maximum amount of the line of credit available is the lesser of 33.33% of its total assets of the Fund or the amount disclosed above, including the amount borrowed. Either BNPP PB or the Fund may terminate this agreement upon delivery of written notice. During the six-month period ended April 30, 2025, the average borrowing by the Fund was $65,241,949 with an average interest rate on borrowings of 5.47%. During the six-month period ended April 30, 2025, the maximum borrowing by the Fund was $85,011,467. Interest expense related to the line of credit for the six-month period ended April 30, 2025 was $1,794,428. As of April 30, 2025, the outstanding balance on the line of credit was $47,951,933.
8.  Portfolio Investment Risks
a.  Concentration Risk:
The Fund invests a substantial amount of its assets in the equity securities of issuers engaged in the real estate industry, including real estate investment trusts ("REITs"). As a result, the Fund may be more affected by economic developments in the real estate industry than would a general equity fund. At times, the performance of real estate companies will lag behind the performance of companies in other industries or the broader market as a whole.

b.  Emerging Markets Risk:
The Fund is subject to emerging market risk. This is a magnification of the risks that apply to foreign investments. These risks are greater for securities of companies in emerging market countries because the countries may have less stable governments, more volatile currencies and less established markets (see “Foreign Securities Risk” below). Additional risks associated with investing in emerging markets include, among other things, smaller market capitalizations, less government regulation, less extensive and less frequent accounting, financial and other reporting requirements, loss resulting from problems in share registration and custody, and in the nationalization of foreign deposits or assets.

c.  Equity Securities Risk:
The stock or other security of a company may not perform as well as expected, and may decrease in value, because of factors related to the company (such as poorer than expected earnings or certain

abrdn Global Premier Properties Fund	19

Notes to  Financial Statements (unaudited)  (continued)
April 30, 2025

management decisions), to the industry in which the company is engaged (such as a reduction in the demand for products or services in a particular industry) or to the market as a whole (such as periods of market volatility or instability, or general and prolonged periods of economic decline). Holders of common stock generally are subject to more risks than holders of preferred stock or debt securities because the right to repayment of common shareholders' claims is subordinated to that of preferred stock and debt securities upon the bankruptcy of the issuer.

d.  Foreign Currency Exposure Risk:
The value of foreign currencies relative to the U.S. Dollar fluctuates in response to market, economic, political, regulatory, geopolitical or other conditions. A decline in the value of a foreign currency versus the U.S. Dollar reduces the value in U.S. Dollars of investments denominated in that foreign currency. This risk may impact the Fund more greatly to the extent the Fund does not hedge its currency risk, or hedging techniques used by the Advisers are unsuccessful.

e.  Foreign Securities Risk:
Foreign countries in which the Fund may invest may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the Fund's investments may decline because of factors such as unfavorable or unsuccessful government actions, reduction of government or central bank support and political or financial instability. To the extent the Fund focuses its investments in a single country or only a few countries in a particular geographic region, economic, political, regulatory or other conditions affecting such country or region may have a greater impact on Fund performance relative to a more geographically diversified fund.

f.  Issuer Risk:
The value of a security may decline for reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services. In an increasingly interconnected financial market, the adverse changes in the financial conditions of one issuer may negatively affect other issuers.

g.  Leverage Risk:
The Fund may use leverage to purchase securities. Increases and decreases in the value of the Fund's portfolio will be magnified when the Fund uses leverage. Certain investments or trading strategies that involve leverage can result in losses that greatly exceed the amount originally invested.

h.  Management Risk:
The Fund is subject to the risk that the Advisers may make poor security selections. The Advisers and their portfolio managers apply their own investment techniques and risk analyses in making investment decisions for the Fund and there can be no guarantee that these decisions will achieve the desired results for the Fund. In addition, the Advisers may select securities that underperform the relevant market or other funds with similar investment objectives and strategies.

i.  Market Events Risk:
The market values of securities or other assets will fluctuate, sometimes sharply and unpredictably, due to changes in general market conditions, overall economic trends or events, governmental actions or intervention, actions taken by the Fed or foreign central banks, market disruptions caused by trade disputes or other factors, political developments, investor sentiment and other factors that may or may not be related to the issuer of the security or other asset. Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, war, terrorism, natural disasters, public health issues such as pandemics or epidemics, and other circumstances in one country or region could have profound impacts on global economies or markets. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund's investments may be negatively affected. In addition, any spread of an infectious illness, public health threat or similar issue could reduce consumer demand or economic output, result in market closures, travel restrictions or quarantines, and generally have a significant impact on the world economy, which in turn could adversely affect the Fund's investments.

j.  Mid-Cap Securities Risk:
Securities of medium-sized companies tend to be more volatile and less liquid than securities of larger companies.

k.  Non-U.S. Taxation Risk:
Income, proceeds and gains received by the Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries, which will reduce the return on those investments. Tax treaties between certain countries and the United States may reduce or eliminate such taxes.
If, at the close of its taxable year, more than 50% of the value of the Fund’s total assets consists of securities of foreign corporations, including for this purpose foreign governments, the Fund will be permitted to make an election under the Code that will allow shareholders a deduction or credit for foreign taxes paid by the Fund. In such a case, shareholders will include in gross income from foreign sources their pro rata shares of such taxes. A shareholder’s ability to claim an offsetting foreign tax credit or deduction in respect of such foreign taxes is subject to certain limitations imposed by the Code, which may result in the shareholder’s not receiving a full credit or deduction (if any) for the amount of such taxes. Shareholders who do

20	abrdn Global Premier Properties Fund

Notes to  Financial Statements (unaudited)  (continued)
April 30, 2025

not itemize on their U.S. federal income tax returns may claim a credit (but not a deduction) for such foreign taxes. If the Fund does not qualify for or chooses not to make such an election, shareholders will not be entitled separately to claim a credit or deduction for U.S. federal income tax purposes with respect to foreign taxes paid by the Fund; in that case the foreign tax will nonetheless reduce the Fund’s taxable income. Even if the Fund elects to pass through to its shareholders foreign tax credits or deductions, tax-exempt shareholders and those who invest in the Fund through tax-advantaged accounts such as IRAs will not benefit from any such tax credit or deduction.

l.  Passive Foreign Investment Company Tax Risk:
Equity investments by the Fund in certain “passive foreign investment companies” (“PFICs”) could subject the Fund to a U.S. federal income tax (including interest charges) on distributions received from the PFIC or on proceeds received from the disposition of shares in the PFIC. The Fund may be able to elect to treat a PFIC as a “qualified electing fund” (i.e., make a “QEF election”), in which case the Fund will be required to include its share of the company’s income and net capital gains annually. The Fund may make an election to mark the gains (and to a limited extent losses) in such holdings “to the market” as though it had sold and repurchased its holdings in those PFICs on the last day of the Fund’s taxable year. Such gains and losses are treated as ordinary income and loss. Because it is not always possible to identify a foreign corporation as a PFIC, the Fund may incur the tax and interest charges  described above in some instances.

m.  Qualified Dividend Income Tax Risk:
Favorable U.S. federal tax treatment of Fund distributions may be adversely affected, changed or repealed by future changes in tax laws.

n.  REIT and Real Estate Risk:
Investment in REITs and real estate involves the risks that are associated with direct ownership of real estate and with the real estate industry in general. These risks include: declines in the value of real estate; risks related to local economic conditions, overbuilding and increased competition; increases in property taxes and operating expenses; changes in zoning laws; casualty or condemnation losses; variations in rental income, neighborhood values or the appeal of properties to tenants; changes in interest rates and changes in general economic and market conditions; reduced demand for commercial and office space; increased maintenance or tenant improvement costs to convert properties for other uses; default risk of tenants and borrowers; the financial condition of tenants, buyers and sellers; and the inability to re-lease space on attractive terms or to obtain mortgage financing on a timely basis or at all. REITs’ share prices may decline because of adverse developments affecting the real estate industry including changes in interest rates. The returns from REITs may trail returns from the overall market. Additionally, there is always a risk that a given REIT will fail to qualify for favorable tax treatment. REITs may be leveraged, which increases risk. Certain REITs, like mutual funds, have expenses, including management and administration fees, that are paid by their shareholders. As a result, shareholders will directly bear the expenses of their investment in the Fund and indirectly bear the expenses of the Fund’s investments when the Fund invests in REITs.

o.  Small-Cap Securities Risk:
Securities of smaller companies are usually less stable in price and less liquid than those of larger, more established companies. Therefore, they generally involve greater risk.

p.  Valuation Risk:
The price that the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund's valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation methodology or a price provided by an independent pricing service. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lower than expected gain upon the sale of the investment. The Fund's ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
9.  Contingencies
In the normal course of business, the Fund may provide general indemnifications pursuant to certain contracts and organizational documents. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund, and therefore, cannot be estimated; however, the Fund expects the risk of loss from such claims to be remote.

abrdn Global Premier Properties Fund	21

Notes to  Financial Statements (unaudited)  (concluded)
April 30, 2025

10.  Tax Information
The U.S. federal income tax basis of the Fund's investments (including derivatives, if applicable) and the net unrealized appreciation as of April 30, 2025, were as follows:
Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$332,769,119	$52,497,064	$(8,930,255)	$43,566,809
11.  Segment Reporting
In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted disclosures only and did not affect the Fund’s financial position nor the results of its operations. Operating segments are components of a public entity that engage in business activities from which it may recognize revenues and incur expenses, have discrete financial information available, and have their operating results regularly reviewed by the public entity’s chief operating decision maker (“CODM”) when assessing segment performance and making decisions about segment resources. The Chief Financial Officer of the Fund acts as the Fund’s CODM. The CODM monitors the operating results of the Fund as a whole, and the Fund’s asset allocation is managed in accordance with its Prospectus. The Fund operates as a single operating and reporting segment pursuant to its investment objective and principal investment strategy. The Fund’s portfolio composition, total returns, expense ratios and changes in net assets used by the CODM to assess segment performance and make resource allocations are consistent with the information presented within the Fund's financial statements. Segment assets are reflected on the Fund’s Statement of Assets and Liabilities as “Total Assets” and significant segment expenses are listed on the Statement of Operations.
12.  Subsequent Events
Management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no disclosures and/or adjustments were required to the financial statements as of April 30, 2025, other than as noted below.
On May 9, 2025 and June 10, 2025, the Fund announced that it will pay on May 30, 2025 and June 30, 2025, respectively, a distribution of $0.04 per share to all shareholders of record as of May 22, 2025 and June 23, 2025, respectively.

22	abrdn Global Premier Properties Fund

Dividend Reinvestment and Optional Cash Purchase Plan  (Unaudited)

The Fund intends to distribute to shareholders substantially all of its net investment income and to distribute any net realized capital gains at least annually. Net investment income for this purpose is income other than net realized long-term and short-term capital gains net of expenses. Pursuant to the Dividend Reinvestment and Optional Cash Purchase Plan (the “Plan”), shareholders whose shares of common stock are registered in their own names will be deemed to have elected to have all distributions automatically reinvested by Computershare Trust Company N.A. (the “Plan Agent”) in the Fund shares pursuant to the Plan, unless such shareholders elect to receive distributions in cash. Shareholders who elect to receive distributions in cash will receive such distributions paid by check in U.S. Dollars mailed directly to the shareholder by the Plan Agent, as dividend paying agent. In the case of shareholders such as banks, brokers or nominees that hold shares for others who are beneficial owners, the Plan Agent will administer the Plan on the basis of the number of shares certified from time to time by the shareholders as representing the total amount registered in such shareholders’ names and held for the account of beneficial owners that have not elected to receive distributions in cash. Investors that own shares registered in the name of a bank, broker or other nominee should consult with such nominee as to participation in the Plan through such nominee and may be required to have their shares registered in their own names in order to participate in the Plan. Please note that the Fund does not issue certificates so all shares will be registered in book entry form. The Plan Agent serves as agent for the shareholders in administering the Plan. If the Trustees of the Fund declare an income dividend or a capital gains distribution payable either in the Fund’s common stock or in cash, nonparticipants in the Plan will receive cash and participants in the Plan will receive common stock, to be issued by the Fund or purchased by the Plan Agent in the open market, as provided below. If the market price per share (plus expected per share fees) on the valuation date equals or exceeds NAV per share on that date, the Fund will issue new shares to participants at NAV; provided, however, that if the NAV is less than 95% of the market price on the valuation date, then such shares will be issued at 95% of the market price. The valuation date will be the payable date for such distribution or dividend or, if that date is not a trading day on the NYSE, the immediately preceding trading date. If NAV exceeds the market price of Fund shares at such time, or if the Fund should declare an income dividend or capital gains distribution payable only in cash, the Plan Agent will, as agent for the participants, buy Fund shares in the open market, on the NYSE or elsewhere, for the participants’ accounts on, or shortly after, the payment date. If, before the Plan Agent has completed its purchases, the market price exceeds the NAV of the Fund's share, the average per share purchase price paid by the Plan Agent may exceed the NAV of the Fund’s shares, resulting in the acquisition of fewer shares than if the distribution had been paid in shares issued by the Fund on the dividend payment date. Because of the foregoing difficulty with respect to open-market purchases, the Plan provides that if the Plan Agent is unable to invest the full dividend amount in open-market purchases during the purchase period or if the market discount shifts to a market premium during the purchase period, the Plan Agent will cease making open-market purchases and will receive the uninvested portion of the dividend amount in newly issued shares at the close of business on the last purchase date.
Participants have the option of making additional cash payments of a minimum of $50 per investment (by check, one-time online bank debit or recurring automatic monthly ACH debit) to the Plan Agent for investment in the Fund’s common stock, with an annual maximum contribution of $250,000. The Plan Agent will wait up to three business days after receipt of a check or electronic funds transfer to ensure it receives good funds. Following confirmation of receipt of good funds, the Plan Agent will use all such funds received from participants to purchase Fund shares in the open market on the 25th day of each month or the next trading day if the 25th is not a trading day.
If the participant sets up recurring automatic monthly ACH debits, funds will be withdrawn from his or her U.S. bank account on the 20th of each month or the next business day if the 20th is not a banking business day and invested on the next investment date. The Plan Agent maintains all shareholder accounts in the Plan and furnishes written confirmations of all transactions in an account, including information needed by shareholders for personal and tax records. Shares in the account of each Plan participant will be held by the Plan Agent in the name of the participant, and each shareholder’s proxy will include those shares purchased pursuant to the Plan. There will be no brokerage charges with respect to common shares issued directly by the Fund. However, each participant will pay a per share fee of $0.02 incurred with respect to the Plan Agent’s open market purchases in connection with the reinvestment of dividends, capital gains distributions and voluntary cash payments made by the participant. Per share fees include any applicable brokerage commissions the Plan Agent is required to pay.
Participants also have the option of selling their shares through the Plan. The Plan supports two types of sales orders. Batch order sales are submitted on each market day and will be grouped with other sale requests to be sold. The price will be the average sale price obtained by Computershare’s broker, net of fees, for each batch order and will be sold generally within 2 business days of the request during regular open market hours. Please note that all written sales requests are always processed by Batch Order. ($10 and $0.12 per share). Market Order sales will sell at the next available trade. The shares are sold real time when they hit the market, however an available trade must be presented to complete this transaction. Market Order sales may only

abrdn Global Premier Properties Fund	23

Dividend Reinvestment and Optional Cash Purchase Plan  (Unaudited)  (concluded)

be requested by phone at 1-800-647-0584 or using Investor Center through www.computershare.com/buyaberdeen. ($25 and $0.12 per share).
The receipt of dividends and distributions under the Plan will not relieve participants of any income tax that may be payable on such dividends or distributions. The Fund or the Plan Agent may terminate the Plan as applied to any voluntary cash payments made and any dividend or distribution paid subsequent to notice of the termination sent to members of the Plan at least 30 days prior to the record date for such dividend or distribution. The Plan also may be amended by the Fund or the Plan Agent, but (except when necessary or appropriate to comply with applicable law or the rules or policies of the Securities and Exchange Commission or any other regulatory authority) only by mailing a written notice at least 30 days prior to the effective date to the participants in the Plan. All correspondence concerning the Plan should be directed to the Plan Agent by phone at 1-800-647-0584, using Investor Center through www.computershare.com/buyaberdeen or in writing to Computershare Trust Company N.A., P.O. Box 43006, Providence, RI 02940-3078.

24	abrdn Global Premier Properties Fund

Corporate Information

Trustees
P. Gerald Malone, Chair
Christian Pittard
Todd Reit
John Sievwright
Nancy Yao
Investment Adviser
abrdn Investments Limited
1 George Street
Edinburgh, EH2 2LL
United Kingdom
Investment Sub-Adviser
abrdn Inc.
1900 Market Street, Suite 200
Philadelphia, PA 19103
Administrator
abrdn Inc.
1900 Market Street, Suite 200
Philadelphia, PA 19103
Custodian
State Street Bank and Trust Company
John Adams Building
1776 Heritage Drive
North Quincy, MA 02171
Boston, MA 02206-5501
Transfer Agent
Computershare Trust Company, N.A.
P.O. Box 43006
Providence, RI 02940-3078
Independent Registered Public Accounting Firm
KPMG LLP
191 West Nationwide Blvd., Suite 500
Columbus, OH 43215
Legal Counsel
Dechert LLP
1900 K Street N.W.
Washington, D.C. 20006
Investor Relations
abrdn Inc.
1900 Market Street, Suite 200
Philadelphia, PA 19103
1-800-522-5465
Investor.Relations@aberdeenplc.com

The Financial Statements as of April 30, 2025, included in this report, were not audited and accordingly, no opinion is expressed thereon.
Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Fund may purchase, from time to time, shares of its common stock in the open market.
Shares of abrdn Global Premier Properties Fund are traded on the NYSE under the symbol “AWP.” Information about the Fund’s net asset value and market price is available at https://www.aberdeeninvestments.com/en-us/investor/investment-solutions/closed-end-funds.
This report, including the financial information herein, is transmitted to the shareholders of abrdn Global Premier Properties Fund for their general information only. It does not have regard to the specific investment objectives, financial situation and the particular needs of any specific person. Past performance is no guarantee of future results.

AWP-SEMI-ANNUAL

(b) Not applicable.

Item 2. Code of Ethics.

This item is inapplicable to semi-annual report on Form N-CSR.

Item 3. Audit Committee Financial Expert.

This item is inapplicable to semi-annual report on Form N-CSR.

Item 4. Principal Accountant Fees and Services.

This item is inapplicable to semi-annual report on Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

This item is inapplicable to semi-annual report on Form N-CSR.

Item 6. Schedule of Investments.

(a) Schedule of Investments in securities of unaffiliated issuers as of close of the reporting period is included as part of the Report to Shareholders filed under Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Not applicable.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

This item is inapplicable to semi-annual report on Form N-CSR.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

(a)  Not applicable to semi-annual report on Form N-CSR.

(b) There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1)of this Item in the registrant’s most recently filed annual report on Form N-CSR.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Period	(a) Total No. of Shares Purchased	(b) Average Price Paid per Share	(c) Total No. of Shares Purchased as Part of Publicly Announced Plans or Programs(1)	(d) Maximum No. of Shares that May Yet Be Purchased Under the Plans or Programs(1)
Month #1 (Nov. 1, 2024 — Nov. 30, 2024)	—	—	—	6,378,455
Month #2 (Dec. 1, 2024 — Dec. 31, 2024)	—	—	—	6,378,455
Month #3 (Jan. 1, 2025 — Jan. 31, 2025)	—	—	—	6,378,455
Month #4 (Feb. 1, 2025 — Feb. 28, 2025)	—	—	—	6,378,455
Month #5 (Mar. 1, 2025 — Mar. 31, 2025)	—	—	—	6,378,455
Month #6 (Apr. 1, 2025 — Apr. 30, 2025)				6,378,455
Total	—	—	—

(1)	On June 13, 2018, the Board approved an open market share repurchase program (the “Program”). The Program allows the Fund to purchase, in the open market, its outstanding common shares, with the amount and timing of any repurchase determined at the discretion of the Fund’s investment adviser. Such purchases may be made opportunistically at certain discounts to NAV per share in the reasonable judgment of management based on historical discount levels and current market conditions. On a quarterly basis, the Fund’s Board will receive information on any transactions made pursuant to this policy during the prior quarter and management will post the number of shares repurchased on the Fund's website on a monthly basis. Under the terms of the Program, the Fund is permitted to repurchase up to 10% of its outstanding shares of common stock in the open market during any 12 month period. For the six-month period ended April 30, 2025, the Fund did not repurchase any shares through this program.

Item 15. Submission of Matters to a Vote of Security Holders.

During the period ended April 30, 2025, there were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d15(b)).

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation

Not appliable

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(a)(3)	The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this Form N-CSR.

(a)(4)	Not applicable.

(a)(5)	Change in Registrant’s independent public accountant. Not applicable.

(b)	The certifications of the registrant as required by Rule 30a-2(b) under the Act are exhibits to this Form N-CSR.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

abrdn Global Premier Properties Fund

By:	/s/ Alan Goodson
Alan Goodson,
Principal Executive Officer of
abrdn Global Dynamic Dividend Fund

Date: July 7, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Alan Goodson
Alan Goodson,
Principal Executive Officer of
abrdn Global Premier Properties Fund

Date: July 7, 2025

By:	/s/ Sharon Ferrari
Sharon Ferrari,
Principal Financial Officer of
abrdn Global Premier Properties Fund

Date: July 7, 2025